PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Subtotal	$ 21,331,432	$ 21,168,235	$ 20,886,397
Less: Accumulated depreciation	8,083,612	7,182,930	6,084,046
Property Plant and Equipment Net Excluding Construction In Progress		13,985,305	14,802,351
Add: Construction in progress Total		0	305,680
Total	13,247,820	13,985,305	15,108,031
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		142,956	117,670
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	147,012	142,956
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	296,608	303,345	325,566
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,151,393	2,134,306	2,064,525
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	7,849,533	7,787,198	7,755,617
Navel orange orchards [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 10,886,886	$ 10,800,430	$ 10,623,019